UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners LLC
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28- New Filer
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   5/14/99
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              19
                                            -----------------------

Form 13F Information Table Value Total:      $       8,274
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

                              ENTRUST PARTNERS LLC

                                                                             SHARES/PRN AMT   INVESTMENT
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      MARKET VALUE    SH/PRN PUT/CALL   MANAGERS      SOLE      SHARED   NONE
--------------                   --------------   -----      ------------    ---------------   ---------     ----      ------   ----
                                                             * 1000                            Discretion
AMC ENTERTAINMENT INC            COMMON STOCK     001669100            154      10000 SH       DEFINED          10000
AMERICAN STANDARD COMPANIES      COMMON STOCK     029712106            206       6000 SH       DEFINED           6000
AURORA FOODS INC                 COMMON STOCK     05164B106            581      35500 SH       DEFINED          35500
Banyan Systems Inc.              COMMON STOCK     066908104             91       7000 SH       DEFINED           7000
BIG FLOWER HOLDINGS INC          COMMON STOCK     089159107           1167      37500 SH       DEFINED          37500
CITIGROUP INC                    COMMON STOCK     172967101            383       6000 SH       DEFINED           6000
CRESTLINE CAPITAL CORP           COMMON STOCK     226153104            461      30000 SH       DEFINED          30000
FINOVA GROUP INC                 COMMON STOCK     317928109            259       5000 SH       DEFINED           5000
GOLDEN STATE BANCORP INC         COMMON STOCK     381197102            556      25000 SH       DEFINED          25000
HEALTHCARE FINANCIAL PARTNERS    COMMON STOCK     42219W108            797      30500 SH       DEFINED          30500
MBNA CORP                        COMMON STOCK     55262L100            287      12000 SH       DEFINED          12000
NABORS INDUSTRIES INC            COMMON STOCK     629568106            382      21000 SH       DEFINED          21000
***NEWCOURT CREDIT GROUP INC     FOREIGN COMMON ST650905102            474      17500 SH       DEFINED          17500
PARAMETRIC TECHNOLOGY CORP       COMMON STOCK     699173100            454      23000 SH       DEFINED          23000
SAFEGUARD SCIENTIFICS INC        COMMON STOCK     786449108            149       2200 SH       DEFINED           2200
SAUCONY INC CL A                 COMMON STOCK     804120103             60       8000 SH       DEFINED           8000
SAUCONY INC CL B                 COMMON STOCK     804120202            135      18000 SH       DEFINED          18000
STARWOOD HOTELS & RESORTS        COMMON STOCK     85590A203            414      14500 SH       DEFINED          14500
***SBS BROADCASTING SA           COMMON STOCK     L8137F102           1264      39500 SH       DEFINED          39500


                                                                      8274     348200          No. of Other Managers   0
